PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	9 Months Ended
Sep. 30, 2017
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
Property, plant and equipment used in continuing operation and related accumulated depreciation are as follows:

	2016	2017
	December 31	September 30
	RMB	RMB
Buildings	1,429,839,237	1,552,694,920
Machinery and equipment	4,886,493,031	6,032,310,372
Motor vehicles	34,434,859	30,043,806
Furniture, fixture and office equipment	136,797,799	204,796,334
	6,487,564,926	7,819,845,432
Less: Accumulated depreciation	(2,028,991,593)	(2,212,405,232)
Less: Impairment	(51,439,373)	(26,181,582)
Subtotal	4,407,133,960	5,581,258,618
Construction in progress	331,547,393	446,910,005
Property, plant and equipment, net	4,738,681,353	6,028,168,623